TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets By Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 3,710	$ 2,315
Israeli Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Non-current deferred tax liability, net	(661)	(124)
Current deferred tax asset, net	1,409	466
Net deferred tax assets	748	342
Foreign Tax Authorities [Member]
Deferred Tax Assets And Liabilities [Line Items]
Non-current deferred tax asset, net	1,072	1,070
Current deferred tax asset, net	1,890	903
Net deferred tax assets	$ 2,962	$ 1,973